Earnings per ordinary share - Summary of earnings per ordinary share (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Amount
Basic earnings	€ 3,161	€ 591
Basic earnings from continuing operations, amount	3,161	591
Diluted earnings, amount	3,161	591
Diluted earnings from continuing operations, amount	€ 3,161	€ 591
Weighted average number of ordinary shares outstanding during the period
Basic earnings	3,901.9	3,897.9
Stock option and share plans	1.6	0.5
Total effect of dilutive instruments	1.6	0.5
Diluted earnings	3,903.5	3,898.5
Per ordinary share
Basic earnings	€ 0.81	€ 0.15
Basic earnings from continuing operations	0.81	0.15
Diluted earnings	0.81	0.15
Diluted earnings from continuing operations	€ 0.81	€ 0.15